Related Party Transactions - Schedule of Outstanding Balances Transactions with Related Parties (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Key management personnel of entity or parent [member]
Schedule of Outstanding Balances Transactions with Related Parties [Line Items]
Entities controlled by key management personnel			$ 55,000